Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Selected Statement of Operations Data

NOTE 14 - SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information:

(i)	Reportable segments:

The Company’s three reportable segments are: Production Solutions for the Electronics Industry, Solar Energy and Recognition Software. As defined under the accounting literature, the Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.

The Company’s material operating segments qualify for aggregation due to their similarities of their long-term economic characteristics, nature of products and services, and processes for procurement, manufacturing and distribution.

The Production Solutions for the Electronics Industry comprises the design, development, manufacture, marketing and servicing of cutting-edge solutions designed to enable the production of innovative, next generation electronic products and improve the cost effectiveness of existing and future electronics production processes. The Company’s products in this segment include capital equipment for inspection, repair, imaging, testing, etch, deposition and thermal processing for manufacturers of printed circuit boards (“PCB”s), flat panel displays (“FPD”s) and semiconductors devices (“SD”s).

The Solar Energy includes the design, development, manufacture and marketing of solar photovoltaic energy systems that produce electricity directly from sunlight.

The Recognition Software includes the development and marketing of check processing and healthcare revenue cycle management solutions to banks, financial and other payment processing institutions.

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses net equity losses or taxes on income since those items are not allocated to the segments. Segment assets do not include deferred tax assets and deferred issuance expenses or equity method investee balances (excluding investment in Frontline).

1.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Solar energy	Recognition software	Total
	$ in thousands
Year ended December 31, 2014:
Revenues from unaffiliated customers:
Sales of products	385,341	11,162	7,460	403,963
Services rendered	172,297	719	5,767	178,783

Total revenues	557,638	11,881	13,227	582,746

Operating income (loss)	*47,507	(428)	1,067	48,146

Assets (at end of year)	985,690	3,699	12,482	1,001,871

Expenditures for segment assets	12,330		170	12,500

Depreciation and amortization	30,162		171	30,333

Year ended December 31, 2013:
Revenues from unaffiliated customers:
Sales of products	286,506		7,521	294,027
Services rendered	140,280		5,688	145,968

Total revenues	426,786		13,209	439,995

Operating income (loss)	*50,954	(5,022)	1,599	47,531

Assets (at end of year)	579,569	3,492	26,599	609,660

Expenditures for segment assets	12,928		50	12,978

Depreciation and amortization	12,953	136	172	13,261

Year ended December 31, 2012:
Revenues from unaffiliated customers:
Sales of products	230,822		8,098	238,920
Services rendered	141,884		6,204	148,088

Total revenues	372,706		14,302	387,008

Operating income (loss)	*(39,494)	(5,117)	3,815	(40,796)

Assets (at end of year)	604,931	1,995	24,428	631,354

Expenditures for segment assets	9,425		59	9,484

Depreciation and amortization	17,545	179	195	17,919

Impairment of intangible assets	30,142			30,142

*	Including share in net income of Frontline

2.	Following is a reconciliation of the operating income of the reportable segments to the data included in the statements of operations:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Operating income:
Total operating income of reportable segments	48,146	47,531	(40,796)

Financial expenses, net	9,046	1,191	5,120

Income (loss) before taxes on income	39,100	46,340	(45,916)

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated balance sheets:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Total assets of reportable segments at end of year	1,001,871	609,660	631,354
Assets not allocated to segments	32,101	26,922	22,652

Consolidated assets at end of year	1,033,972	636,582	654,006

(ii)	Geographical information:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Revenues - classified by geographical area (based on the location of customers):
China	202,836	177,304	117,903
Taiwan	98,405	74,807	74,758
North America	87,900	43,042	41,569
Korea	55,607	72,333	62,954
Europe	54,004	18,605	18,477
Japan	44,840	33,676	43,877
Other (*)	39,154	20,228	27,470

Total revenues	582,746	439,995	387,008

(*)	mainly in the Far East.

(iii)	Revenues by major product lines are as follows:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Inspection	171,300	149,134	145,329
Direct Imaging	152,607	167,522	138,843
Test and Repair	82,034	77,335	55,664
PVD/CVD	78,529
Others	98,276	46,004	47,172

Total revenues	582,746	439,995	387,008

(iv)	Revenues by major operating segments are as follows:

	Year ended December 31
	2014	2013	2012
	$ in thousands
PCB	286,225	295,228	275,494
FPD	160,759	131,558	97,212
SD	110,654
Others	25,108	13,209	14,302

Total revenues	582,746	439,995	387,008

(v)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2014	2013	2012
	$ in thousands
United Kingdom	23,058
Israel	13,707	11,018	11,187
United States	4,865	3,354	1,891
Italy	4,470	4,578	4,621
Germany	5,770	5,455	4,621
Rest of the world	3,710	3,310	2,239

Total	55,580	27,715	24,559

b.	Major customers

No customer accounted for more than 10% of the Company’s total revenues during the years ended December 31, 2014, 2013 and 2012.

c.	Cost of revenues:

	Year ended December 31
	2014	2013	2012*
	$ in thousands

1) Cost of products sold:
Materials and subcontractors	185,431	125,043	103,417
Labor costs	26,006	20,753	15,700
Overhead and other expenses	12,544	10,906	10,484

	223,981	156,702	129,601

2) Cost of services rendered:
Materials consumed	51,167	44,088	45,704
Labor costs	37,135	34,117	35,954
Overhead and other expenses	17,270	13,548	22,188

	105,572	91,753	103,846

*	Excludes write-down of inventories and non-cancelable commitments in the amount of $14,255,000 in the year ended December 31, 2012.

d.	Selling, general and administrative expenses

	Year ended December 31
	2014	2013	2012
	$ in thousands
Comprised as follows:
Selling	45,044	35,746	43,542
General and administrative	51,125	40,202	29,509

	96,169	75,948	73,051

e.	Restructuring costs

Year ended December 31, 2012
$ in thousands
The primary components of the restructuring costs:
Costs relating to workforce reduction	3,885
Other costs - mainly fixed assets impairment	1,178

5,063

During 2012, the Company adopted certain measures designed to realign its infrastructure with current revenue levels and business conditions. These included a reduction in the Company’s worldwide workforce, consolidation of certain Company facilities and other cost-cutting measures, and resulted in a restructuring charge of approximately $5.1 million. As of the December 31, 2013 all related restructuring costs were paid.

f.	Financial expenses - net

	Year ended December 31
	2014	2013	2012
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	1,074	1,465	3,042
Other		39	58

	1,074	1,504	3,100

Expenses:
Interest:
Bank loan		1,227	3,411
Term loans	7,184
Costs relating to factoring of letters of credits and promissory notes	227	71	122
Net loss from sale of marketable securities	339
Marketable securities and bonds premium/discount amortization	316	554	588
Foreign currency translation adjustments			860
Non-Dollar transaction losses - net	1,159	168	2,545
Bank charges and other	895	675	694

	10,120	2,695	8,220

	(9,046)	(1,191)	(5,120)

g.	Earnings (loss) per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings (loss) per share:

	Year ended December 31
	2014	2013	2012
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares) - used in computation of basic earnings (loss) per share	41,703	42,571	43,501
Add - incremental shares from assumed exercise of options	1,054	682

Weighted average number of shares used in computation of diluted earnings (loss) per share	42,757	43,253	43,501

Diluted earnings per share for the years ended December 31, 2014 and 2013 do not reflect ‘out-of-the-money’ options to purchase respective aggregate amounts of 427,628 and 1,249,444 Ordinary Shares, respectively, due to their anti-dilutive effect. Diluted earnings per share for the year ended December 31, 2012 do not reflect ‘in-the-money’ options to purchase an aggregate amount of 570,084 Ordinary shares, due to their anti-dilutive effect.